Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease obligations	Pursuant to the terms of such lease, the Company’s future lease obligation is as follows:

Year ending December 31,
2017*	$39,433
2018	158,716
$198,149

* Three months remaining in 2017